Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,052,000
Previously Paid Amount	0.00
Total Fee Amount	161.06
Total Offset Amount	0.00
Net Fee	161.06
Narrative - Max Aggregate Offering Price	$ 1,052,000
Final Prospectus	true